Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) 10Q - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Debt discount						$ (48,942)
Note 1 [Member]
Note Date		Dec. 01, 2015	[1]	Dec. 01, 2015
Maturity Date		Feb. 08, 2021	[1]	Aug. 01, 2018
Interest Rate		12.00%	[1]	12.00%
Original Borrowing		$ 1,248,883	[1]	$ 1,203,242
Note 2 [Member]
Note Date		Dec. 01, 2015	[2]	Dec. 01, 2015
Maturity Date		Feb. 08, 2021	[2]	Aug. 01, 2018
Interest Rate		12.00%	[2]	12.00%
Original Borrowing		$ 189,000	[2]	$ 189,000
Note 3 [Member]
Note Date		Dec. 01, 2015	[3]	Dec. 01, 2015
Maturity Date		Apr. 01, 2017	[3]	Apr. 01, 2017
Interest Rate		12.00%	[3]	12.00%
Original Borrowing		$ 111,901	[3]	$ 111,901
Note 4 [Member]
Note Date		Apr. 04, 2016	[4]	Aug. 04, 2016
Maturity Date		Dec. 04, 2018	[4]	Dec. 04, 2018
Interest Rate		12.00%	[4]	12.00%
Original Borrowing		$ 343,326	[4]	$ 343,326
Note 5 [Member]
Note Date		Apr. 04, 2016	[5]	Aug. 04, 2016
Maturity Date		Dec. 04, 2018	[5]	Dec. 04, 2018
Interest Rate		12.00%	[5]	12.00%
Original Borrowing		$ 121,875	[5]	$ 121,875
Convertible Notes Payable [Member]
Total notes payable				1,695,768
Debt discount				(675,453)
Total notes payable, net of debt discount				$ 1,020,315
Convertible Notes Payable [Member] | Note 1 [Member]
Note Date	Apr. 03, 2016	Apr. 03, 2016		Apr. 03, 2016	[6]
Maturity Date	Apr. 04, 2018	Apr. 04, 2018		Apr. 04, 2018	[6]
Interest Rate	12.00%	12.00%		12.00%	[6]
Original Borrowing	$ 600,000	$ 600,000		$ 600,000	[6]
Total notes payable				$ 680,268	[6]	680,268	[6]
Convertible Notes Payable [Member] | Note 2 [Member]
Note Date Description	June and August 2017	June and August 2017		June and August 2017	[7]
Interest Rate	5.00%	5.00%		5.00%	[7]
Original Borrowing	$ 220,500	$ 220,500		$ 220,500	[7]
Maturity Date, Description	February and March 2018	February and March 2018		February and March 2018	[7]
Total notes payable				$ 220,500	[7]		[7]
Convertible Notes Payable [Member] | Note 3 [Member]
Note Date Description	Various	Various		Various	[8]
Interest Rate	5.00%	5.00%		5.00%	[8]
Original Borrowing	$ 320,000	$ 320,000		$ 320,000	[8]
Maturity Date, Description	Various	Various		Various	[8]
Total notes payable				$ 320,000	[8]		[8]
Convertible Notes Payable [Member] | Note 4 [Member]
Note Date	Dec. 08, 2017	Dec. 08, 2017		Dec. 08, 2017	[9],[10]
Maturity Date	Dec. 08, 2018	Dec. 08, 2018		Dec. 08, 2018	[9],[10]
Interest Rate	8.00%	8.00%		8.00%	[9],[10]
Original Borrowing	$ 370,000	$ 370,000		$ 370,000	[9],[10]
Total notes payable				$ 370,000	[9],[10]		[10]
Convertible Notes Payable [Member] | Note 5 [Member]
Note Date	Dec. 13, 2017	Dec. 13, 2017		Dec. 13, 2017	[11]
Maturity Date	Sep. 20, 2018	Sep. 20, 2018		Sep. 20, 2018	[11]
Interest Rate	8.00%	8.00%		8.00%	[11]
Original Borrowing	$ 105,000	$ 105,000		$ 105,000	[11]
Total notes payable				$ 105,000	[11]		[11]

[1]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company’s majority stockholder and Chief Executive Officer (CEO), to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest rate of 12% per annum, secured by the Company’s assets and matured on August 1, 2018, as amended. Per the terms of the agreement, at Mr. Cutaia’s discretion, he may convert up to $374,665 of outstanding principal, plus accrued interest thereon, into shares of common stock at a conversion rate of $0.07 per share. As of December 31, 2017, total outstanding balance of the note amounted to $1,198,883. On August 8, 2018, we entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note to February 8, 2021. All other terms of the note remain unchanged. In connection with the extension, we granted to Mr. Cutaia a three-year warrant to purchase up to 2,446,700 shares of Common Stock at a price of $0.49 per share with a fair value of $1,074,602. We determined that the extension of the note’s maturity date resulted in a debt extinguishment for accounting purposes because the fair value of the warrants granted was more than 10% of the original value of the note. As result, we recorded the fair value of the “new” note, which approximates the then-current carrying value of $1,198,833 of the then-current note and expensed the entire fair value of the warrants granted of $1,074,602 as part of debt extinguishment. On September 30, 2018, Mr. Cutaia converted the principal balance that was convertible ($374,665) into 5,352,357 shares of Restricted Common Stock at $0.07 per share. As of September 30, 2018, outstanding balance of the note amounted to $824,218.
[2]	On December 1, 2015, the Company issued a convertible note with Mr. Cutaia in the amount of $189,000 representing a portion of Mr. Cutaia’s accrued salary for 2015. The note was unsecured, bears interest rate of 12% per annum, matured in August 1, 2018, as amended, and convertible to shares of common stock at a conversion price of $0.07 per share. As of December 31, 2017, outstanding balance of the note amounted to $189,000. On September 30, 2018, Mr. Cutaia converted the entire unpaid balance of $189,000 into 2,700,000 restricted shares of our Common Stock at $0.07 per share.
[3]	On December 1, 2015, the Company issued a note payable to a former member of the Company’s Board of Directors, in the amount of $111,901 representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum and matured in April 2017. As of September 30, 2018, and the date of this report, the note is past due. The Company is currently in negotiations with the note holder to settle the note payable.
[4]	On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,326, to consolidate all advances made by Mr. Cutaia to the Company from December 2015 through March 2016. The note bears interest rate of 12% per annum, secured by the Company’s assets and will mature on December 4, 2018, as amended. A total of 30% of the note principal or $102,998 can be converted to shares of common stock at a conversion price $0.07 per share. As of December 31, 2017, outstanding balance of the note amounted to $343,326. On September 30, 2018 Mr. Cutaia converted the 30% of the principal balance that was convertible ($102,998) into 1,471,397 restricted shares of our Common Stock at $0.07 per share. As of September 30, 2018, outstanding balance of the note amounted to $240,328.
[5]	On April 4, 2016, the Company issued a convertible note payable to Mr. Cutaia in the amount of $121,875, representing his unpaid salary from December 2015 through March 2016. The note was unsecured, bears interest at the rate of 12% per annum, matures on December 4, 2018, as amended, and convertible to common stock at a conversion price of $0.07 per share. As of December 31, 2017, outstanding balance of the note amounted to $121,8750. For the period ended September 30, 2018 Mr. Cutaia converted $121,875 of debt into 1,741,071 shares of Restricted Common Stock. Total interest expense for notes payable to related parties was $175,846 and $176,364 for nine months ended September 30, 2018 and 2017, respectively.
[6]	On April 3, 2016, the Company issued a convertible note payable to Oceanside, a third party-lender, in the amount of $680,268 to consolidate all notes payable and accrued interest due to Oceanside as of that date. This note superseded and replaced all previous notes and liabilities due to Oceanside from fiscals 2014 and 2015. The note is unsecured, bears interest at the rate of 12% per annum, compounded annually and matured on December 30, 2016. In consideration, the Company granted Oceanside the right to convert up to 30% of the amount of such note into shares of the Company’s common stock at $0.07 per share and issued 2,429,530 warrants to purchase share of common stock at $0.07 per share until April 4, 2019. The Company determined that the issuance of the warrants and the conversion feature that arose as part of the issuance of note, resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted amounted to $164,344, which was more than 10% of the original value of the convertible note. As a result, on April 3, 2016, Company recorded the fair value of the new note which approximates the original carrying value $680,268 and expensed the entire fair value of the warrants granted of $164,344 as part of loss on debt extinguishment. On December 30, 2016, the Company entered into an extension agreement with Oceanside to extend the maturity date of the Note from December 30, 2016 to August 4, 2017. All other terms of the Note remain unchanged. In consideration for Oceanside’s agreement to extend the maturity date to August 4, 2017, the Company issued Oceanside 2,429,530 share purchase warrants, exercisable at $0.08 per share until December 29, 2019 with a fair value of $159,491. The Company determined that the extension of the note’s maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the recorded value of the original convertible note. As a result, Company recorded the fair value of the new note which approximates the original carrying value $680,260 and expensed the entire fair value of the warrants granted of $159,491 as part of loss on debt extinguishment. On August 4, 2017, the Company entered into an extension agreement with Oceanside to extend the maturity date of the Note to from August 4, 2017 to April 4, 2018. All other terms of the Note remain unchanged. In consideration for Oceanside’s agreement to extend the maturity date to August 4, 2018, the Company issued Oceanside 1,316,800 share purchase warrants, exercisable at $0.15 per share until August 3, 2022 with a fair value of $170,855. The Company determined that the extension of the note’s maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the recorded value of the original convertible note. As a result, Company recorded the fair value of the new note which approximates the original carrying value $680,268 and expensed the entire fair value of the warrants granted of $170,855 as part of loss on debt extinguishment. In March 2018, the note was satisfied through the issuance of 4,589,506 shares of common stock.
[7]	In June and August of 2017, the Company issued unsecured convertible notes to Lucas Holdings in the amount of $220,500 in exchange cash of $200,000, original discount (OID) of $10,500 and prepaid interest of $10,000. The notes bear interest rate of 5% per annum, matures in February and March 2018, convertible to shares of common stock at a conversion price of $0.25 per share and $0.10 per share. As part of the issuance, the Company also issued warrants to purchase 330,000 shares of common stock at $0.30 per share and 50,000 shares of common stock with a fair value $12,500. As a result, the Company recorded a debt discount of $174,850 to account the OID and prepaid interest of $20,500 the relative fair value of the warrants of $40,180, the fair value of the common shares of $12,500 and the beneficial conversion feature of $101,670. The debt discount is being amortized to interest expense over the term of the note. As of December 31, 2017, outstanding balance of the note amounted to $220,500 and unamortized debt discount of $40,247. In March 2018, the entire notes were settled and converted to 1,543,000 shares of common stock.
[8]	On September 26, 2017, we entered into the Purchase Agreement, dated September 15, 2017, with Kodiak Capital Group, LLC (“Kodiak”). Under the Purchase Agreement, the Company may from time to time, in our discretion, sell shares of our common stock to Kodiak for aggregate gross proceeds of up to $2,000,000. Unless terminated earlier, Kodiak’s purchase commitment will automatically terminate on the earlier of the date on which Kodiak shall have purchased our shares pursuant to the Purchase Agreement for an aggregate purchase price of $2,000,000, or September 15, 2019. We have no obligation to sell any shares under the Purchase Agreement. From September 2017 through November 2017, the Company issued three convertible notes payable totaling $320,000 in exchange for cash of $200,000, original issue discount (OID) of $20,000 and settlement of financing expenses of $100,000 incurred by Kodiak pursuant to the agreement. The notes are unsecured, maturities starting in March 2018 through June 2018 and bear interest at a rate of 5% per annum. The notes are also convertible to shares of common stock at price of $0.25 per share or 70% of 10-day VWAP prior to conversion, whichever is lower. As part of the issuances, the Company also granted Kodiak a five year, fully vested warrants to purchase 2,000,000 shares of common stock exercisable at $0.15 and $0.20 per share. The Company determined that since the conversion floor of these notes had no limit to the conversion price, the Company could no longer determine if it had enough authorized shares to fulfil its conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of these three notes created a derivative with a fair value totaling $412,214 at the date of issuances. The Company accounted for the fair value of the derivative up to the face amount of the notes of $320,000 as a valuation discount to be amortized over the life of the note, and the excess of $92,214 being recorded as part of financing cost (see Note 8 further discussion). In addition, the Company also recorded the notes’ original issue discount totaling $20,000 and the $100,000 note payable issued to settle financing expenses related to Kodiak agreement as part of financing costs. As of December 31, 2017, outstanding balance of the note amounted to $320,000, accrued interest of $3,281 and unamortized debt discount of $191,740.
[9]	On December 8, 2017, the Company issued unsecured convertible notes to EMA Financial and Auctus Fund totaling $370,000 in exchange for cash of $323,000 and an original issue discount of $47,000. The notes bear interest rate of 8% per annum and will mature on December 8, 2018. The notes are also convertible to common shares at a conversion price equal to the lower of: (i) the closing sale price of the Common Stock on the Principal Market on the Trading Day immediately preceding the Closing Date, and (ii) 70% of either the lowest sale price for the Common Stock on the Principal Market during the ten (10) consecutive Trading Days including and immediately preceding the Conversion Date, or the closing bid price. The Company determined that since the conversion floor had no limit to the conversion price, that the Company could no longer determine if it had enough authorized shares to fulfil the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the note created a derivative with a fair value of $565,252 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the note of $370,000 as a valuation discount to be amortized over the life of the note, and the excess of $195,252 being recorded as part of financing cost. See Note 8 for discussion of derivative liability. In addition, the Company also recorded the notes’ original issue discount of $47,000 as part of financing costs. As part of the offering, the Company also granted EMA and Auctus a five-year warrant to acquire 2,400,000 shares of the Company's common stock with an exercise price of $0.11 per share. A total of 1,200,000 of these warrants contained full ratchet reset provision in case a future offering at a price below $0.11 per share and included a fundamental transaction provision that could give rise to an obligation to pay cash to the warrant holder. As such, pursuant to current accounting guidelines, the Company determined that the warrant exercise price and fundamental transaction clause created a derivative with a fair value of $118,589 at the date of issuance. The Company accounted for the fair value of the derivative as part of finance cost. See Note 8 for discussion of derivative liability. As of December 31, 2017, outstanding balance of the notes amounted to $370,000, accrued interest of $1,866 and unamortized debt discount of $343,636.
[10]	On March 21, 2015, the Company issued a note payable to a third-party lender for the benefit of DelMorgan Group LLC ("DelMorgan"), financial consultant. The note is unsecured, bears interest rate of 12% per annum payable monthly beginning on April 20, 2015 and matured in March 2017. As of December 31, 2016, outstanding balance of the note amounted to $125,000. On March 20, 2017, the Company entered into an extension agreement with the third-party lender to extend the maturity date of the Note to March 20, 2018. All other terms of the Note remained unchanged and there was no additional compensation or incentive given. As of December 31, 2017, outstanding balance of the note amounted to $125,000. In January 2018, the note was satisfied through the issuance of 1,250,000 shares of common stock.
[11]	On December 14, 2017, the Company issued an unsecured convertible note to PowerUp Lending in the amount of $105,000 in exchange for cash of $90,000 or an original issue discount of $15,000. The note matures on September 20, 2018 and bears interest rate of 8% per annum. The note is convertible to common shares at a conversion price equal to the Variable Conversion Price, which is 70% multiplied by the Market Price. "Market Price" means the lowest Trading Price (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. The Company determined that since the conversion floor had no limit to the conversion price, that the Company could no longer determine if it had enough authorized shares to fulfil the conversion obligation. As such, pursuant to current accounting guidelines, the Company determined that the conversion feature of the note created a derivative with a fair value of $160,426 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the note of $105,000 as a valuation discount to be amortized over the life of the note, and the excess of $55,426 being recorded as part of financing cost. See Note 8 for discussion of derivative liability. In addition, the Company also recorded the note's original issue discount of $15,000 as part of financing costs. As of December 31, 2017, outstanding balance of the note amounted to $105,000, accrued interest of $414 and unamortized debt discount of $99,822. During the year ended December 31, 2017, the Company amortized to interest expense a total of $294,397 related to the notes' debt discount and accrued interest of $143,145 pursuant to the terms of the note agreement.